April 3, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:  The Managers Funds
     File Nos. 2-84012; 811-3752


Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Managers Funds (the "Trust") hereby certifies that:

  (1) the forms of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 55 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

  (2) the text of Post-Effective Amendment No. 55 to the Trust's
Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 31, 2003.

Very truly yours,

The Managers Funds

By: /s/ Peter M. Lebovitz
        -----------------
	Peter M. Lebovitz
	President

cc:     John M. Ganley, Staff Examiner
          Securities and Exchange Commission
        Philip H. Newman, Esquire
          Goodwin Procter LLP
        Charles J. Daly, Esquire
          Goodwin Procter LLP

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